Taxes - Deferred income tax (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Taxes
Deferred tax assets	$ 9,024,858	$ 7,673,912
Deferred tax liabilities	(10,850,463)	(1,639,206)
Net deferred income tax	$ (1,825,605)	$ 6,034,706